Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary of Future Aggregate Minimum Lease Payments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Aggregate minimum lease payments	$ 78,102	$ 2,551	$ 108,449
Not Later Than One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Aggregate minimum lease payments	31,787	1,038	32,999
Later Than One Year But Not Later Than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Aggregate minimum lease payments	$ 46,315	$ 1,513	$ 75,450